Financial Risk Management Objectives and Policies - Summary of Debt Ratio (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Statement [LineItems]
Total liabilities	¥ 212,539		¥ 177,416
Total assets	¥ 285,185		¥ 239,017
Debt ratio	75.00%		74.00%
Restatement [Member]
Statement [LineItems]
Total liabilities		¥ 211,750
Total assets		¥ 271,593
Debt ratio		79.00%